Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure of geographical areas [line items]
Revenue	€ 599.4	€ 576.3	€ 1,902.6	€ 1,858.2
United Kingdom
Disclosure of geographical areas [line items]
Revenue	182.6	173.8	564.3	555.2
Italy
Disclosure of geographical areas [line items]
Revenue	90.2	88.7	310.0	311.4
Germany
Disclosure of geographical areas [line items]
Revenue	86.1	86.1	288.5	285.2
France
Disclosure of geographical areas [line items]
Revenue	45.0	47.4	139.8	150.1
Sweden
Disclosure of geographical areas [line items]
Revenue	36.9	39.6	110.9	119.4
Austria
Disclosure of geographical areas [line items]
Revenue	24.2	26.7	93.4	91.9
Norway
Disclosure of geographical areas [line items]
Revenue	32.1	31.2	90.6	84.6
Spain
Disclosure of geographical areas [line items]
Revenue	20.5	19.4	57.8	63.3
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 81.8	€ 63.4	€ 247.3	€ 197.1